Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
DWS RREEF MLP and Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS RREEF MLP & Energy Infrastructure Fund (formerly Deutsche MLP & Energy Infrastructure Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 18), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 44) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 173% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	173.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2020 to waive 0.20% of the fund's management fee. In addition, the Advisor has contractually agreed through September 30, 2020 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, dividend expenses on short sales and acquired fund fees and expenses) at ratios no higher than 0.85%, 1.60%, 0.60% and 0.70% for Class A, Class C, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	 <sup>2 </sup> "Management fee" is restated to reflect the fund's new management fee rate effective December 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period)
		remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in master limited partnership (MLP) investments and securities issued by energy infrastructure companies.

With respect to its MLP investments, the fund will invest primarily in publicly traded MLPs that (i) operate or own, directly or indirectly, energy infrastructure related assets, including, but not limited to, assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, operating terminals, storing, gathering, processing, refining, distributing, mining, or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products (including biodiesel and ethanol), coal, or electricity; or (ii) provide energy-related equipment or services. The fund's MLP investments may include MLPs structured as limited liability companies; MLPs that are taxed as regular or "C" corporations for US federal income tax purposes; institutional units (I-Units) issued by MLP affiliates; C corporations that hold significant interests in MLPs; private investments in public equities (PIPEs) issued by MLPs; and other US and non-US equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (ETNs), that provide exposure to MLPs.

MLPs are generally treated as partnerships for US federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for US federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. MLPs are generally publicly traded and, as such, are regulated by the Securities and Exchange Commission and must make public filings like any publicly traded corporation.

For purposes of its 80% investment policy, the fund will consider a company to be an energy infrastructure company if at least 50% of its non-cash assets are energy infrastructure related assets or if at least 50% of its gross income or net profits are derived, directly or indirectly, from energy infrastructure related assets or activities.

The fund will invest 25% or more of its total assets in the group of industries that comprise the energy infrastructure sector. The fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges.

Under normal circumstances, the fund will primarily invest in equity securities, which include common units issued by MLPs and common and preferred stock, convertible securities, and rights or warrants to purchase common stock issued by energy infrastructure companies. The fund may also invest in debt securities to a lesser degree.

The fund will primarily invest in securities of US issuers, but may also invest in securities of Canadian issuers. The fund may invest to a lesser extent in non-US and non-Canadian issuers, including issuers located in emerging market countries.

To generate additional returns, the fund may, at portfolio management's discretion, sell short securities that it believes are overvalued. When the fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation of a decline in the market price of the security. To complete, or close out, the short sale transaction, the fund buys the same security in the market and returns it to the lender. The market value of securities sold short will not exceed 40% of the fund's net assets.

The fund is treated as a regular corporation or a "C" corporation for US federal income tax purposes. Accordingly, unlike a traditional open-end mutual fund, the fund is subject to US federal income tax on its taxable income at the rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local, and possibly foreign, income taxes by reason of its investments in MLPs and other investments.

Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:

Top-down research. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.

Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others to actively manage the fund's exposure to individual securities. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Active Trading. The fund may trade securities actively and this may lead to high portfolio turnover.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will invest 25% or more of its total assets in the group of industries that comprise the energy infrastructure sector.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Master limited partnership risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments could have poor returns.

MLPs are also subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic and other conditions.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Energy infrastructure risk. The fund concentrates its investments in the group of industries comprising the energy infrastructure sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy infrastructure sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy infrastructure sector are subject to specific risks that could cause the value of the fund to decline, including, among others: fluctuations in commodity prices; fluctuations in consumer demand for commodities such as oil, natural gas or petroleum products; fluctuations in the supply of oil, natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of terrorist attacks. Additionally, changes in economic conditions of key energy producing and consuming countries, domestic and foreign government regulations, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation and tariffs may adversely impact the profitability of energy infrastructure companies. Moreover, energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and substances handled. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy infrastructure companies.

Tax risk. Tax risks associated with investments in the fund include, but are not limited to, the following:

MLP tax risk. Partnerships generally do not pay US federal income tax at the partnership level. Rather, each partner is allocated a proportionate share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for US federal income tax purposes, which would result in the MLP being required to pay US federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for US federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the fund invests were treated as a corporation for US federal income tax purposes, it could result in a reduction of the value of the fund's investment in the MLP and lower income to the fund.

The fund must recognize income that is allocated to it from underlying MLPs for federal income tax purposes, even if the fund does not receive cash distributions from the MLPs in an amount necessary to pay any associated tax liability. To the extent a distribution received by the fund from an MLP is treated as a return of capital, the fund's basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may result in the fund restating the character of its distributions and amending any shareholder tax reporting previously issued.

Fund structure risk. Unlike traditional mutual funds that elect to be taxed as regulated investment companies for US federal income tax purposes, the fund will be taxable as a regular corporation, or "C" corporation, for US federal income tax purposes. This means the fund generally will be subject to US federal income tax on its taxable income at the rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local, and possibly foreign, income taxes by reason of its investments in MLPs and other investments.

Tax estimation/NAV risk. The fund's strategy of investing to a significant degree in MLPs and its status as a "C" corporation involve complicated accounting, tax and valuation issues. In calculating the fund's NAV, the fund will, among other things, account for its current taxes and deferred tax liability and/or deferred tax assets. The fund generally will accrue a deferred income tax liability for future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability will reduce the fund's NAV. The fund may also accrue a deferred tax asset which reflects an estimate of the fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset will increase the fund's NAV. To the extent the fund has a deferred tax asset consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset, is required.

These calculations are subject to numerous estimates and assumptions, including estimates of the amount and character of distributions expected to be received from MLP investments; assumptions regarding whether or not netting of certain assets and liabilities is permitted; assumptions and judgments regarding the likelihood of realizing deferred tax assets; and estimates of the appropriate tax rates.

The daily estimate of the fund's current taxes and deferred tax liability and/or deferred tax assets used to calculate the fund's NAV could vary significantly from the fund's actual tax liability or benefit, and, as a result, the determination of the fund's actual tax liability or benefit may have a material impact on the fund's NAV. From time to time, the fund may modify its estimates or assumptions regarding its current taxes, deferred tax liability and/or deferred tax assets and return of capital as new information becomes available, which modifications in estimates or assumptions may have a material impact on the fund's NAV.

Shareholders who redeem their shares at a NAV that is based on estimates of the fund's current taxes and deferred tax liability and/or deferred tax assets may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the fund's actual current taxes and tax liability or benefit.

Distribution policy risk. The fund's distribution policy, effective December 1, 2018, is intended to provide shareholders with a distribution rate similar to what they would receive if they owned the MLPs directly. Under the policy, the fund generally pays out distributions that over time approximate the fund's distributable cash flow. Distributable cash flow is the amount received by the fund as cash or in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund. The amount of such distributions is determined prior to deducting the fund's expenses and taxes. If the fund's expenses and taxes were deducted, distributions to shareholders would be lower. Portfolio management seeks to pay the fund's expenses and taxes from the capital appreciation of the fund's assets, which may itself result in additional tax expense to the fund, and from new investments in the fund. There is no guarantee, however, that the appreciation of the fund's assets and net new investments in the fund will be sufficient to cover such expenses and taxes. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce the value of the fund's assets. To the extent the capital appreciation of the fund's assets and net new investments in the fund do not exceed the fund's expenses and taxes, the fund's assets will decline. A decline in the fund's assets may result in an increase in the fund's expense ratio and will reduce the fund's NAV.

Market risk. The securities markets are volatile and the market prices of the fund's securities may decline. The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the fund may involve large price swings and potential for loss. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions the fund could have difficulty meeting redemption requests.

MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the fund could have greater difficulty selling such securities at the time and price that the fund would like and may be limited in its ability to make alternative investments.

Mid- and small-cap risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Short sale risk. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.

The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes could undermine the value of the fund's investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Convertible securities risk. The market value of a convertible security performs like that of a regular debt security; that is, when interest rates rise, the price of a convertible security generally declines. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their price may change based on changes in the issuer's financial condition. Because a convertible security derives a portion of its value from the common stock into which it may be converted, market and issuer risks that apply to the underlying common stock could impact the price of the convertible security.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could result in the fund's recognition of gains (or losses) that will increase (or decrease) the fund's tax liability. In order to generate cash to pay such taxes, the fund may dispose of some of its portfolio securities, which may itself result in additional tax expense to the fund. In addition, high portfolio turnover may increase the fund's current and accumulated earnings and profits, resulting in a greater portion of the fund's distributions being treated as taxable dividends for federal income tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	11.86%	June 30, 2018
Worst Quarter	-16.36%	December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br />(For periods ended 12/31/2018 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS RREEF MLP and Energy Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.74%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component3OtherExpensesOverAssets	3.07%
Total other expenses	rr_OtherExpensesOverAssets	3.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.84%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.25%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	$ 727
3 Years	rr_ExpenseExampleYear03	1,672
5 Years	rr_ExpenseExampleYear05	2,620
10 Years	rr_ExpenseExampleYear10	5,004
1 Year	rr_ExpenseExampleNoRedemptionYear01	727
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,672
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,620
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,004
2016	rr_AnnualReturn2016	16.12%
2017	rr_AnnualReturn2017	(3.58%)
2018	rr_AnnualReturn2018	(12.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.36%)
DWS RREEF MLP and Energy Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.74%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component3OtherExpensesOverAssets	3.04%
Total other expenses	rr_OtherExpensesOverAssets	3.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.57%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.23%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.34%
1 Year	rr_ExpenseExampleYear01	$ 337
3 Years	rr_ExpenseExampleYear03	1,374
5 Years	rr_ExpenseExampleYear05	2,498
10 Years	rr_ExpenseExampleYear10	5,253
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,374
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,253
DWS RREEF MLP and Energy Infrastructure Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.74%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component3OtherExpensesOverAssets	3.03%
Total other expenses	rr_OtherExpensesOverAssets	3.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.57%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.23%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	1,088
5 Years	rr_ExpenseExampleYear05	2,048
10 Years	rr_ExpenseExampleYear10	4,483
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,088
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,048
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,483
DWS RREEF MLP and Energy Infrastructure Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Current Income Tax Expense	rr_Component1OtherExpensesOverAssets	0.74%
Deferred Income Tax Expense (Benefit)	rr_Component2OtherExpensesOverAssets	none	[3]
Other expenses	rr_Component3OtherExpensesOverAssets	3.17%
Total other expenses	rr_OtherExpensesOverAssets	3.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.71%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.27%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	$ 147
3 Years	rr_ExpenseExampleYear03	1,125
5 Years	rr_ExpenseExampleYear05	2,109
10 Years	rr_ExpenseExampleYear10	4,594
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,125
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,109
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,594
DWS RREEF MLP and Energy Infrastructure Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.34%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2015
DWS RREEF MLP and Energy Infrastructure Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.61%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2015
DWS RREEF MLP and Energy Infrastructure Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.71%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2015
DWS RREEF MLP and Energy Infrastructure Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.82%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2015
DWS RREEF MLP and Energy Infrastructure Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.15%)
DWS RREEF MLP and Energy Infrastructure Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.63%)
DWS RREEF MLP and Energy Infrastructure Fund | Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.99%)

[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
[2]	"Management fee" is restated to reflect the fund's new management fee rate effective December 1, 2018.
[3]	Unlike a traditional mutual fund, the fund is taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. This means the fund generally will be subject to U.S. federal income tax on its taxable income at the rate applicable to corporations and state and local income taxes by reason of its investments in master limited partnerships (MLPs) and other investments. The fund generally accrues a deferred income tax liability for future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the fund on interests of MLPs considered to be return of capital and for any net operating gains. The fund may also accrue a deferred tax asset, which reflects an estimate of the fund's future tax benefit associated with net operating losses and unrealized losses. To the extent the fund has a deferred tax asset, a valuation allowance may offset some or all of the asset. These calculations are subject to numerous estimates and assumptions, which may be modified as new information becomes available. Estimates of the fund's deferred tax liabilities and/or deferred tax assets directly affect the fund's net asset value (NAV) and may vary significantly from the fund's actual tax liabilities or assets. Such estimates may also vary significantly over time depending on the nature of the fund's investments, the performance of those investments and general market conditions. Therefore, any estimates of deferred tax liabilities and/or deferred tax assets cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2018, the fund had a deferred tax asset of $362,469 that was completely offset by a full valuation allowance.